OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
Summary of other assets

	2020	2019
Security deposits	$325,634	$305,838
Other	37,395	32,174
Total	$363,029	$338,012